Note 7 - Series A Preferred Financing (Details Textual) - USD ($)		12 Months Ended
	Aug. 02, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2019
Preferred Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001		$ 0.001
Preferred Stock, Shares Authorized		10,000,000	10,000,000		10,000,000
Accretion of Redeemable Convertible Preferred Stock to Redemption Value			$ 6,747,000
Series A Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	22,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Shares Issued, Price Per Share	$ 1,000
Proceeds from Issuance of Convertible Preferred Stock	$ 22,000,000
Payments of Stock Issuance Costs	$ 500,000
Convertible Preferred Stock, Shares Issued upon Conversion	1,005
Convertible Preferred Stock, Conversion Price of Shares Issued upon Conversion	$ 0.9949
Convertible Preferred Stock, Maximum Ownership Percentage Allowed after Conversion of Stock	9.985%
Preferred Stock, Shares Authorized		22,000	22,000		22,000
Preferred Stock, Redemption Price Per Share	$ 1.30
Accretion of Redeemable Convertible Preferred Stock to Redemption Value	$ 6,700,000
Preferred Stock, Liquidation Preference Per Share		$ 0.001